UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA NASDAQ-100 INDEX FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDED
JUNE 30, 2006



[LOGO OF USAA]
   USAA(R)

                    USAA NASDAQ-100
                           INDEX Fund

                            [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JUNE 30, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               6

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

    Portfolio of Investments                                                  10

    Notes to Portfolio of Investments                                         16

    Financial Statements                                                      17

    Notes to Financial Statements                                             20

EXPENSE EXAMPLE                                                               31

ADVISORY AGREEMENTS                                                           33

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                          . . . DURING THIS PERIOD OF
[PHOTO OF CHRISTOPHER W. CLAUS]        UNCERTAINTY AND MARKET VOLATILITY,
                                      INVESTORS MAY FIND IT DIFFICULT TO BE
                                   PATIENT AND LET THEIR INVESTMENT PLAN WORK.

                                                       "

                                                                       JUNE 2006
--------------------------------------------------------------------------------

         As I write these words in mid-June, investors have witnessed a healthy
         - but uncomfortable - correction in the world's financial markets. Corrections, even of this magnitude, are normal. In fact, the recent downturn was in line with those of the past. Still, they are not pleasant to experience.

         This time, the principal cause seems to be uncertainty - mainly about interest rates. Banks around the world, along with the Federal Reserve Board (the Fed), have been raising short-term interest rates primarily to contain inflation. The Fed has increased rates 17 times since June 2004, sending them back up to levels not seen since 2001.

         Higher interest rates mean that the recent period of "easy money" is over. For the last few years, companies all over the world have enjoyed clear sailing. Money was cheap to borrow, so it was relatively painless to obtain capital for new initiatives and infrastructure improvements. Accordingly, global stock prices climbed, and the emerging and commodities markets saw strong returns.

         However, as interest rates rose, investors recognized that many companies would face headwinds in the months ahead. World financial markets declined, and some observers began to worry about the Fed's continued rate increases. In the past, the Fed - erring on the side of caution and to combat inflation - has been accused of going TOO far, choking off economic growth and causing a recession.

         Right now, I believe that the U.S. economy is on fairly sound footing. The quality of corporate earnings has been excellent, and corporate balance sheets remain healthy. Nonetheless, we ARE nearing an inflection point. On one hand, the Fed may overshoot the mark.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         On the other, it could successfully control inflation and allow economic growth to continue.

         Once the uncertainty ends, stocks have the potential to do well. In the interim, stocks could retest their lows before regaining or exceeding their previous highs. But should investors believe that the Fed has raised rates too much, equity market performance may suffer.

         As always, index investors can expect their returns to mirror the performance of the underlying benchmark. However, during this period of uncertainty and market volatility, investors may find it difficult to be patient and let their investment plan work. Nonetheless, although indexing remains an excellent core strategy, it is not necessarily the only one.

         At USAA Investment Management Company, we offer a range of investment options. You can make the most of these opportunities by combining our index and actively managed funds and using dollar-cost averaging to maximize the amount of money you put to work. Please give us a call if you would like to review your investment plan.

         From all of us here at USAA, thank you for your business. It is a privilege to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Index products incur fees and expenses and may not always be invested in all securities of the index the fund attempts to mirror. It is not possible to invest directly in an index.

         Systematic investment plans do not assure a profit or protect against loss in declining markets. Dollar-cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low price levels.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM OVER THE FIRST HALF OF 2006?

                 The USAA Nasdaq-100 Index Fund closely tracked its benchmark, the Nasdaq-100 Index, for the six-month period ended June 30, 2006. The Fund produced a total return of -4.49% for the period, as compared to -4.25% for the benchmark. The broad-based Nasdaq-100 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE SOME OF THE FACTORS AFFECTING THE U.S. EQUITY MARKETS DURING THE FIRST HALF OF THE YEAR?

                 The continued rise in energy and commodity prices fueled concerns about inflationary pressure on the U.S. economy. The lack of substantial progress in talks with Iran regarding its nuclear program contributed substantially to rising oil prices. Crude prices finished the quarter just above $70 per barrel after reaching a high at $75 in late April. In addition, the escalation of the conflict with North Korea, culminating with the actual testing of long-range missiles, added to the nervousness of financial markets.

                 In this environment, the Federal Reserve Board (the Fed) maintained its tightening policy and increased interest rates by 0.25% at each of the four Federal Open Market Committee meetings that took place in the first half of 2006. The last increase was the 17th consecutive one, bringing federal funds rates to 5.25%. Ahead of the June meeting, there had been some market speculation that the Fed might raise rates by 50 basis points.

WHICH SECTORS WITHIN THE NASDAQ-100 INDEX WERE THE BEST AND WORST PERFORMERS?

                 The telecommunications service sector, which represented 0.95% of the index, showed the strongest performance with a 28.76% year-to-date return. The negative performances of other

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 sectors, however, detracted from this sector's strong showing. Information technology, which had the largest weight in the index at 60.78%, returned -7.77% for the period. Energy, which accounted for 0.37% of the index, posted a -13.69% return, and health care, which accounted for 14.30%, returned -5.84%.

WHAT INVESTMENT STRATEGIES ARE YOU PURSUING IN THE FUND?

                 As managers of an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Nasdaq-100 Index, we neither manage according to a given outlook for the equity markets or the economy in general nor evaluate short-term fluctuations in the Fund's performance. Still, we will continue monitoring economic conditions and how they affect the financial markets as we seek to track closely the performance of the index.

                 Thank you for your support, and we will continue to work hard on your behalf.

6

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA NASDAQ-100 INDEX FUND

                             [LOGO OF LIPPER LEADER
                                    EXPENSE]

The Fund is listed as a Lipper Leader for Expense among 355 funds within the Lipper Multi-Cap Growth Funds category for the overall period ending June 30, 2006.

LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JUNE 30, 2006. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 355 AND 290 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NASDAQ-100 INDEX FUND (Ticker Symbol: USNQX)

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stocks of companies composing the Nasdaq-100 Index.

--------------------------------------------------------------------------------
                                           6/30/06                 12/31/05
--------------------------------------------------------------------------------
Net Assets                             $121.1 Million          $130.4 Million
Net Asset Value Per Share                  $4.89                   $5.12

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/06
--------------------------------------------------------------------------------

12/31/05 TO 6/30/06*        1 YEAR      5 YEARS      SINCE INCEPTION ON 10/27/00
      -4.49%                4.94%       -3.57%                -11.78%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-
 MONTH RETURN IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

     [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           USAA NASDAQ-100
                 NASDAQ-100 INDEX             INDEX FUND
                 ----------------          ---------------
10/31/00            $10,000.00              $10,000.00
11/30/00              7,636.54                7,683.62
12/31/00              7,134.33                7,137.48
01/31/01              7,899.95                7,900.19
02/28/01              5,813.97                5,800.38
03/31/01              4,793.13                4,783.43
04/30/01              5,651.98                5,630.89
05/31/01              5,483.62                5,461.39
06/30/01              5,577.86                5,546.14
07/31/01              5,129.36                5,094.16
08/31/01              4,477.65                4,444.44
09/30/01              3,559.61                3,531.07
10/31/01              4,158.00                4,124.29
11/30/01              4,862.60                4,811.68
12/31/01              4,804.71                4,747.88
01/31/02              4,722.82                4,672.51
02/28/02              4,141.06                4,097.87
03/31/02              4,426.20                4,371.06
04/30/02              3,890.78                3,843.52
05/31/02              3,681.38                3,626.85
06/30/02              3,203.27                3,155.83
07/31/02              2,931.21                2,892.06
08/31/02              2,871.10                2,826.12
09/30/02              2,536.39                2,496.40
10/31/02              3,014.78                2,967.42
11/30/02              3,400.36                3,344.24
12/31/02              2,998.99                2,948.58
01/31/03              2,995.00                2,939.16
02/28/03              3,076.32                3,023.94
03/31/03              3,103.49                3,042.79
04/30/03              3,369.77                3,306.56
05/31/03              3,649.54                3,579.75
06/30/03              3,661.12                3,579.75
07/31/03              3,890.38                3,805.84
08/31/03              4,086.16                3,994.24
09/30/03              3,971.91                3,881.20
10/31/03              4,315.24                4,210.91
11/30/03              4,339.18                4,239.18
12/31/03              4,472.23                4,361.64
01/31/04              4,548.88                4,437.00
02/29/04              4,479.72                4,361.64
03/31/04              4,382.32                4,267.44
04/30/04              4,269.44                4,154.39
05/31/04              4,467.05                4,342.80
06/30/04              4,620.66                4,493.53
07/31/04              4,266.49                4,144.97
08/31/04              4,169.88                4,050.77
09/30/04              4,304.12                4,182.65
10/31/04              4,529.51                4,399.32
11/30/04              4,787.80                4,644.25
12/31/04              4,938.98                4,794.98
01/31/05              4,629.77                4,491.48
02/28/05              4,603.54                4,463.11
03/31/05              4,516.74                4,378.01
04/30/05              4,328.64                4,188.90
05/31/05              4,699.84                4,548.22
06/30/05              4,550.22                4,406.38
07/31/05              4,890.29                4,727.88
08/31/05              4,818.91                4,661.68
09/30/05              4,879.69                4,718.42
10/31/05              4,811.20                4,652.23
11/30/05              5,095.70                4,926.45
12/31/05              5,012.34                4,841.34
01/31/06              5,212.05                5,039.91
02/28/06              5,089.63                4,916.99
03/31/06              5,190.45                5,011.55
04/30/06              5,181.46                5,002.09
05/31/06              4,812.42                4,642.77
06/30/06              4,799.17                4,623.86

                        [END CHART]

                      DATA FROM 10/31/00* THROUGH 6/30/06.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

                 `NASDAQ-100(R)', `NASDAQ-100 INDEX(R)', AND `NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. THE FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE NASDAQ STOCK MARKET, INC., AND THE NASDAQ STOCK MARKET, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 *THE PERFORMANCE OF THE NASDAQ-100 INDEX IS CALCULATED FROM THE
                  END OF THE MONTH OF OCTOBER 31, 2000, WHILE THE DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX IS OCTOBER 30, 2000. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------------------------
                       TOP 10 EQUITY HOLDINGS
                         (% of Net Assets)
---------------------------------------------------------------------

Microsoft Corp.                                                 6.0%
QUALCOMM, Inc.                                                  6.0%
Apple Computer, Inc.                                            5.0%
Google, Inc. "A"                                                4.0%
Cisco Systems, Inc.                                             3.1%
Starbucks Corp.                                                 3.0%
Intel Corp.                                                     2.8%
Amgen, Inc.                                                     2.6%
Oracle Corp.                                                    2.4%
Comcast Corp. "A"                                               2.3%

                SECTOR ALLOCATION*
                     6/30/2006

                        [PIE CHART OF SECTOR ALLOCATION]

Information Technology                          60.2%
Consumer Discretionary                          16.2%
Health Care                                     14.1%
Industrials                                      5.0%
Consumer Staples                                 1.7%
Telecommunication Services                       0.9%
Materials                                        0.4%
Energy                                           0.4%

                       [END CHART]

        *EXCLUDES MONEY MARKET INSTRUMENTS.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-15.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              COMMON STOCKS (98.9%)

              ADVERTISING (0.3%)
      7,665   Lamar Advertising Co. "A"*                                                        $    413
                                                                                                --------

              AIR FREIGHT & LOGISTICS (1.5%)
     14,965   C.H. Robinson Worldwide, Inc.                                                          798
     18,802   Expeditors International of Washington, Inc.                                         1,053
                                                                                                --------
                                                                                                   1,851
                                                                                                --------
              APPAREL RETAIL (0.5%)
     12,694   Ross Stores, Inc.                                                                      356
     15,313   Urban Outfitters, Inc.*                                                                268
                                                                                                --------
                                                                                                     624
                                                                                                --------
              APPLICATION SOFTWARE (4.3%)
     52,865   Adobe Systems, Inc.*                                                                 1,605
     21,480   Autodesk, Inc.*                                                                        740
     32,175   BEA Systems, Inc.*                                                                     421
     26,400   Cadence Design Systems, Inc.*                                                          453
     19,214   Citrix Systems, Inc.*                                                                  771
     19,727   Intuit, Inc.*                                                                        1,192
                                                                                                --------
                                                                                                   5,182
                                                                                                --------
              BIOTECHNOLOGY (9.5%)
     49,098   Amgen, Inc.*(c)                                                                      3,203
     10,942   Amylin Pharmaceuticals, Inc.*                                                          540
     33,378   Biogen Idec, Inc.*                                                                   1,546
     30,810   Celgene Corp.*                                                                       1,461
     28,922   Genzyme Corp.*                                                                       1,766
     40,321   Gilead Sciences, Inc.*                                                               2,385
     23,425   MedImmune, Inc.*                                                                       635
                                                                                                --------
                                                                                                  11,536
                                                                                                --------
              BROADCASTING & CABLE TV (4.6%)
     85,195   Comcast Corp. "A"*(c)                                                                2,789
     18,999   EchoStar Communications Corp. "A"*                                                     585
     21,354   Liberty Global, Inc. "A"*                                                              459
     27,702   NTL, Inc.                                                                              690
    137,371   Sirius Satellite Radio, Inc.*                                                          653
     23,690   XM Satellite Radio Holdings, Inc. "A"*                                                 347
                                                                                                --------
                                                                                                   5,523
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              CASINOS & GAMING (0.6%)
      9,797   Wynn Resorts Ltd.*                                                                $    718
                                                                                                --------
              COMMUNICATIONS EQUIPMENT (11.7%)
    195,089   Cisco Systems, Inc.*(c)                                                              3,810
     18,693   Comverse Technology, Inc.*                                                             370
    176,820   JDS Uniphase Corp.*                                                                    447
     33,260   Juniper Networks, Inc.*                                                                532
     10,292   LM Ericsson Telephone Co. ADR "B" (Sweden)                                             340
    180,410   QUALCOMM, Inc.(c)                                                                    7,229
     16,608   Research In Motion Ltd. (Canada)*                                                    1,159
     22,841   Tellabs, Inc.*                                                                         304
                                                                                                --------
                                                                                                  14,191
                                                                                                --------
              COMPUTER HARDWARE (7.2%)
    105,740   Apple Computer, Inc.*                                                                6,040
     22,017   ATI Technologies, Inc. (Canada)*                                                       322
     75,140   Dell, Inc.*(c)                                                                       1,834
    134,263   Sun Microsystems, Inc.*                                                                557
                                                                                                --------
                                                                                                   8,753
                                                                                                --------
              COMPUTER STORAGE & PERIPHERALS (1.7%)
     35,305   Network Appliance, Inc.*                                                             1,246
     15,920   SanDisk Corp.*                                                                         812
                                                                                                --------
                                                                                                   2,058
                                                                                                --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.6%)
     10,746   Joy Global, Inc.                                                                       560
     16,764   PACCAR, Inc.                                                                         1,381
                                                                                                --------
                                                                                                   1,941
                                                                                                --------
              CONSUMER ELECTRONICS (0.8%)
      8,890   Garmin Ltd.                                                                            937
                                                                                                --------
              DATA PROCESSING & OUTSOURCED SERVICES (2.1%)
      7,700   CheckFree Corp.*                                                                       382
     19,632   Fiserv, Inc.*                                                                          890
     32,149   Paychex, Inc.                                                                        1,253
                                                                                                --------
                                                                                                   2,525
                                                                                                --------
              DEPARTMENT STORES (1.9%)
     14,668   Sears Holdings Corp.*                                                                2,271
                                                                                                --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.8%)
     17,956   Cintas Corp.                                                                      $    714
     20,800   Discovery Holding Co. "A"*                                                             304
                                                                                                --------
                                                                                                   1,018
                                                                                                --------
              EDUCATIONAL SERVICES (0.7%)
     15,598   Apollo Group, Inc. "A"*                                                                806
                                                                                                --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     17,483   American Power Conversion Corp.                                                        341
                                                                                                --------
              ELECTRONIC MANUFACTURING SERVICES (0.5%)
     55,884   Flextronics International Ltd. (Singapore)*                                            593
                                                                                                --------
              FOOD RETAIL (0.7%)
     12,328   Whole Foods Market, Inc.                                                               797
                                                                                                --------
              HEALTH CARE DISTRIBUTORS (0.3%)
     11,812   Patterson Companies, Inc.*                                                             413
                                                                                                --------
              HEALTH CARE EQUIPMENT (1.1%)
     29,690   Biomet, Inc.                                                                           929
      3,333   Intuitive Surgical, Inc.*                                                              393
                                                                                                --------
                                                                                                   1,322
                                                                                                --------
              HEALTH CARE SERVICES (1.0%)
     11,628   Express Scripts, Inc.*                                                                 834
      8,392   Lincare Holdings, Inc.*                                                                318
                                                                                                --------
                                                                                                   1,152
                                                                                                --------
              HEALTH CARE SUPPLIES (0.3%)
      6,763   DENTSPLY International, Inc.                                                           410
                                                                                                --------
              HOME ENTERTAINMENT SOFTWARE (1.2%)
     22,064   Activision, Inc.*                                                                      251
     27,340   Electronic Arts, Inc.*                                                               1,177
                                                                                                --------
                                                                                                   1,428
                                                                                                --------
              HOMEFURNISHING RETAIL (0.9%)
     33,807   Bed Bath & Beyond, Inc.*                                                             1,121
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
     12,017   Monster Worldwide, Inc.*                                                          $    513
                                                                                                --------
              HYPERMARKETS & SUPER CENTERS (1.0%)
     22,171   Costco Wholesale Corp.                                                               1,267
                                                                                                --------
              INTERNET RETAIL (1.8%)
     24,674   Amazon.com, Inc.*                                                                      954
     30,770   Expedia, Inc.*                                                                         461
     29,766   IAC/InterActiveCorp*                                                                   788
                                                                                                --------
                                                                                                   2,203
                                                                                                --------
              INTERNET SOFTWARE & SERVICES (8.8%)
     13,419   Akamai Technologies, Inc.*                                                             486
     94,009   eBay, Inc.*(c)                                                                       2,754
     11,693   Google, Inc. "A"*                                                                    4,903
     20,650   VeriSign, Inc.*                                                                        478
     60,497   Yahoo!, Inc.*                                                                        1,996
                                                                                                --------
                                                                                                  10,617
                                                                                                --------
              IT CONSULTING & OTHER SERVICES (0.7%)
     12,000   Cognizant Technology Solutions Corp. "A"*                                              808
                                                                                                --------
              OIL & GAS DRILLING (0.4%)
     15,508   Patterson-UTI Energy, Inc.                                                             439
                                                                                                --------
              PHARMACEUTICALS (1.9%)
      9,338   Sepracor, Inc.*                                                                        534
     56,038   Teva Pharmaceutical Industries Ltd. ADR (Israel)                                     1,770
                                                                                                --------
                                                                                                   2,304
                                                                                                --------
              RESTAURANTS (3.0%)
     95,300   Starbucks Corp.*                                                                     3,598
                                                                                                --------
              SEMICONDUCTOR EQUIPMENT (2.2%)
     72,244   Applied Materials, Inc.                                                              1,176
     21,525   KLA-Tencor Corp.                                                                       895
     12,882   Lam Research Corp.*                                                                    600
                                                                                                --------
                                                                                                   2,671
                                                                                                --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (9.2%)
     45,117   Altera Corp.*                                                                     $    792
     37,803   Broadcom Corp. "A"*                                                                  1,136
    181,961   Intel Corp.(c)                                                                       3,448
     36,253   Linear Technology Corp.                                                              1,214
     25,048   Marvell Technology Group Ltd.*                                                       1,110
     40,091   Maxim Integrated Products, Inc.(c)                                                   1,287
     15,843   Microchip Technology, Inc.                                                             532
     31,451   NVIDIA Corp.*                                                                          670
     40,709   Xilinx, Inc.                                                                           922
                                                                                                --------
                                                                                                  11,111
                                                                                                --------
              SPECIALTY CHEMICALS (0.4%)
      5,776   Sigma-Aldrich Corp.                                                                    420
                                                                                                --------
              SPECIALTY STORES (1.1%)
     12,341   PETsMART, Inc.                                                                         316
     43,632   Staples, Inc.                                                                        1,061
                                                                                                --------
                                                                                                   1,377
                                                                                                --------
              SYSTEMS SOFTWARE (10.3%)
     21,533   Check Point Software Technologies Ltd. (Israel)*                                       379
    313,627   Microsoft Corp.(c)                                                                   7,308
    198,079   Oracle Corp.*(c)                                                                     2,870
     15,700   Red Hat, Inc.*                                                                         367
     98,459   Symantec Corp.*                                                                      1,530
                                                                                                --------
                                                                                                  12,454
                                                                                                --------
              TECHNOLOGY DISTRIBUTORS (0.3%)
      7,377   CDW Corp.                                                                              403
                                                                                                --------
              TRADING COMPANIES & DISTRIBUTORS (0.4%)
     12,882   Fastenal Co.                                                                           519
                                                                                                --------
              WIRELESS TELECOMMUNICATION SERVICES (0.9%)
      8,700   Millicom International Cellular S.A. (Luxembourg)*                                     395
     13,191   NII Holdings, Inc.*                                                                    744
                                                                                                --------
                                                                                                   1,139
                                                                                                --------
              Total common stocks (cost: $116,124)                                               119,767
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                                                        VALUE
      (000)   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.1%)

              U.S. TREASURY BILLS (0.3%)
       $360   4.66%, 9/21/2006(b)                                                               $    356
                                                                                                --------
              REPURCHASE AGREEMENTS (0.8%)(a)
        991   State Street Bank & Trust Co., 3.23%, acquired on 6/30/2006 and due 7/03/2006 at $991 (collateralized by $1,005 of U.S. Treasury
                 Notes, 6.50%, due 10/15/2006; market value $1,023)                                  991
                                                                                                --------
              Total money market instruments (cost: $1,347)                                        1,347
                                                                                                --------

              TOTAL INVESTMENTS (COST: $117,471)                                                $121,114
                                                                                                ========

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (b) Securities with a total value of $20,721,000 are segregated as collateral for initial margin requirements on open futures contracts.

         (c) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2006, as shown in the following table:

         TYPE OF FUTURE                 EXPIRATION        CONTRACTS   POSITION      VALUE      APPRECIATION
-----------------------------------------------------------------------------------------------------------
Nasdaq-100 Mini Index Futures       September 15, 2006        42        Long      $1,337,000      $18,000

            * Non-income-producing security for the 12 months preceding June 30,
              2006.

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

ASSETS
  Investments in securities, at market value (identified cost of $117,471)      $121,114
  Cash                                                                                 1
  Receivables:
     Capital shares sold                                                             153
     USAA Investment Management Company (Note 5D)                                     58
     Dividends and interest                                                            3
                                                                                --------
        Total assets                                                             121,329
                                                                                --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                        123
   Accrued management fees                                                            20
   Accrued transfer agent's fees                                                       4
   Variation margin                                                                   11
   Other accrued expenses and payables                                                33
                                                                                --------
          Total liabilities                                                          191
                                                                                --------
             Net assets applicable to capital shares outstanding                $121,138
                                                                                ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $129,921
  Accumulated undistributed net investment loss                                     (204)
  Accumulated net realized loss on investments and futures transactions          (12,241)
  Net unrealized appreciation on investments and futures contracts                 3,662
                                                                                --------
            Net assets applicable to capital shares outstanding                 $121,138
                                                                                ========
   Capital shares outstanding                                                     24,748
                                                                                ========
   Authorized shares of $.01 par value                                           100,000
                                                                                ========
   Net asset value, redemption price, and offering price per share              $   4.89
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $2)                                  $ 289
  Interest                                                                            22
                                                                                 -------
      Total income                                                                   311
                                                                                 -------
EXPENSES
  Management fees                                                                    129
  Administration and servicing fees                                                  226
  Transfer agent's fees                                                              182
  Custody and accounting fees                                                         36
  Postage                                                                             22
  Shareholder reporting fees                                                          18
  Directors' fees                                                                      4
  Registration fees                                                                   17
  Professional fees                                                                   22
  Other                                                                               28
                                                                                 -------
     Total expenses                                                                  684
  Expenses paid indirectly                                                            (1)
  Expenses reimbursed                                                               (168)
                                                                                 -------
     Net expenses                                                                    515
                                                                                 -------
NET INVESTMENT LOSS                                                                 (204)
                                                                                 -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
  Net realized gain from investment transactions                                     775
  Net realized loss from futures transactions                                       (159)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                                  (5,991)
     Futures contracts                                                                43
                                                                                 -------
        Net realized and unrealized loss on investments
            and futures contracts                                                 (5,332)
                                                                                 -------
Decrease in net assets resulting from operations                                 $(5,536)
                                                                                 =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NASDAQ-100 INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2005

                                                                    6/30/2006    12/31/2005
                                                                   ------------------------
FROM OPERATIONS
   Net investment loss                                              $   (204)      $   (295)
   Net realized gain on investments
      and futures transactions                                           616          4,071
   Change in net unrealized appreciation/depreciation
      of investments and futures contracts                            (5,948)        (2,491)
                                                                    -----------------------
      Increase (decrease) in net assets resulting
         from operations                                              (5,536)         1,285
                                                                    -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                   -           (473)
                                                                    -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          17,590         31,779
   Reinvested dividends                                                    -            458
   Cost of shares redeemed                                           (21,306)       (36,092)
                                                                    -----------------------
      Decrease in net assets from capital share
         transactions                                                 (3,716)        (3,855)
                                                                    -----------------------
   Net decrease in net assets                                         (9,252)        (3,043)
NET ASSETS
   Beginning of period                                               130,390        133,433
                                                                    -----------------------
   End of period                                                    $121,138       $130,390
                                                                    =======================
Accumulated undistributed net investment loss:
   End of period                                                    $   (204)      $      -
                                                                    =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                         3,400          6,575
   Shares issued for dividends reinvested                                  -             95
   Shares redeemed                                                    (4,111)        (7,447)
                                                                    -----------------------
      Decrease in shares outstanding                                    (711)          (777)
                                                                    =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 17 separate funds. Effective after the close of business on July 31, 2006, the Fund was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this semiannual report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on the Nasdaq Stock Market. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

         As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Repurchase agreements are valued at cost, which approximates market value.

             4.  Futures contracts are valued at the last quoted sales price.

             5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                 from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

              regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

              in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

              the Fund's expenses. For the six-month period ended June 30, 2006, these custodian and other bank credits reduced the Fund's expenses by $1,000.

           H. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the six-month period ended June 30, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.4% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2006, in accordance with applicable tax law.

         Distributions of net investment income and the Fund's realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2005, the Fund had capital loss carryovers of $11,541,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

          CAPITAL LOSS CARRYOVERS
-----------------------------------------
  EXPIRES                       BALANCE
-----------                   -----------
   2009                       $ 1,009,000
   2010                         5,799,000
   2011                         4,733,000
                              -----------
                 Total        $11,541,000
                              ===========

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2006, were $5,468,000 and $10,148,000, respectively.

         The cost of securities, including short-term securities, at June 30, 2006, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of June 30, 2006, were $24,528,000 and $20,885,000, respectively, resulting in net unrealized appreciation of $3,643,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

              for the fiscal year. For the six-month period ended June 30, 2006, the Fund incurred management fees, paid or payable to the Manager, of $129,000.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of daily net assets for amounts over $100 million and up to $250 million; and 0.03% of daily net assets for amounts over $250 million. For the six-month period ended June 30, 2006, the Manager incurred subadvisory fees, paid or payable to NTI, of $36,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.35% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $226,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended June 30, 2006, the Fund reimbursed the Manager $7,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

           D. EXPENSE LIMITATIONS - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.80% of the Fund's annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2006, the Fund incurred reimbursable expenses of $168,000, of which $58,000 was receivable from the Manager.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $182,000.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:


                                            SIX-MONTH
                                           PERIOD ENDED
                                             JUNE 30,                         YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------------------
                                               2006            2005            2004            2003           2002         2001
                                           ------------------------------------------------------------------------------------
Net asset value at beginning of period     $   5.12        $   5.09       $    4.63       $    3.13        $  5.05       $ 7.57
                                           ------------------------------------------------------------------------------------
Income (loss) from investment operations:

   Net investment income (loss)                (.01)           (.01)(a)         .02            (.03)(a)       (.02)(a)     (.02)(a)
   Net realized and unrealized
      gain (loss) on investments
      and futures transactions                 (.22)            .06(a)          .44            1.53(a)       (1.90)(a)    (2.50)(a)
                                           ------------------------------------------------------------------------------------
Total from investment operations               (.23)            .05(a)          .46            1.50(a)       (1.92)(a)    (2.52)(a)
                                           ------------------------------------------------------------------------------------
Less distributions:
   From net investment income                     -            (.02)              -               -              -            -
                                           ------------------------------------------------------------------------------------
Net asset value at end of period           $   4.89        $   5.12       $    5.09        $   4.63        $  3.13       $ 5.05
                                           ====================================================================================

Total return (%)*                             (4.49)            .97            9.94(g)        47.92         (38.02)      (33.48)

Net assets at end of period (000)          $121,138        $130,390        $133,433        $113,440        $52,878      $58,925
Ratio of expenses to
   average net assets (%)**(c)                  .80(b,d)        .80(d)          .83(d,e,g)      .96(e,f)       .85(f)       .85(f)
Ratio of expenses to average net assets,
   excluding reimbursements (%)**(c)           1.06(b)         1.03            1.05            1.15           1.37         1.61
Ratio of net investment income
   (loss) to average net assets (%)**          (.32)(b)        (.24)            .37            (.70)          (.66)        (.37)
Portfolio turnover (%)                         4.25           14.75            8.94            5.23          11.01        17.98

 * Assumes reinvestment of all net investment income distributions during the period.

** For the six-month period ended June 30, 2006, average net assets were $130,034,000.

(a)  Calculated using average shares.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d) Effective March 1, 2004, the Manager voluntarily agreed to limit the Fund's expenses to 0.80% of the Fund's average net assets.

(e) Effective May 1, 2003, through February 29, 2004, the Manager voluntarily agreed to limit the Fund's expenses to 1.00% of the Fund's average net assets.

(f) Effective October 27, 2000, through April 30, 2003, the Manager voluntarily agreed to limit the Fund's expenses to 0.85% of the Fund's average net assets.

(g) For the year ended December 31, 2004, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. Excluding that reimbursement, the Fund's ratio of expenses to average net assets would have been 0.85%, and the Fund's total return would not have changed.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

32

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                     BEGINNING              ENDING            DURING PERIOD*
                                   ACCOUNT VALUE         ACCOUNT VALUE       JANUARY 1, 2006 -
                                   JANUARY 1, 2006       JUNE 30, 2006         JUNE 30, 2006
                                   -----------------------------------------------------------
Actual                               $1,000.00            $  955.10               $3.88
Hypothetical
  (5% return before expenses)         1,000.00             1,020.83                4.01

*Expenses are equal to the Fund's annualized expense ratio of 0.80%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (4.49%) for the six-month period of January 1, 2006, through June 30, 2006.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         At a meeting of the Board of Directors held on April 19, 2006, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser.

34

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         At the meeting at which the renewal of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case,

36

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         pure-index investment companies with no sales loads or with front-end loads), asset size, and expense components (the "expense group") and
         (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any reimbursements -- was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and above the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also considered the level of correlation between the Nasdaq-100 Index and the Fund and the relatively low tracking error between the Fund and the index and noted that they review such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Directors also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with similar classifications/objectives as the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one- and five-year periods ended December 31, 2005, and was equal to the average of its performance universe and its Lipper index for the three-year period ended December 31, 2005. The Directors noted management's discussion of the Fund's performance relative to its benchmark, as well as the investment category in which the Fund was placed for the third-party report. The Directors also considered management's discussion of the purpose of the Fund as an option for shareholders within the range of products offered in the USAA fund complex.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Directors noted the current size of the Fund and that the Manager has reimbursed a portion of its management fees for the Fund and also pays the subadvisory fees. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the

38

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         Fund to participate in any economies of scale. The Board noted the fact that the Manager pays the subadvisory fee. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is not unreasonable. Based on their conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the performance to comparable investment companies; and
         (iii) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Directors

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; Investment Personnel. The Directors considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Directors noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Directors noted that the fees under the Subadvisory Agreement were paid by the Manager. The Directors also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser.

         As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2005, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board of Directors determined that approval of the Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

               ADMINISTRATOR,   USAA Investment Management Company
          INVESTMENT ADVISER,   P.O. Box 659453
                 UNDERWRITER,   San Antonio, Texas 78265-9825
              AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37758-0806                                  (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-17-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    08-21-2006
         ------------------------------


By:*     DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-21-2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.